Segmented Information (Tables)	12 Months Ended
Dec. 31, 2015
Segmented Information [Abstract]
Segment And Geographical Information

	Canadian Operations			USA Operations			Market Optimization
For the years ended December 31	2015	2014	2013	2015	2014	2013	2015	2014	2013

Revenues, Net of Royalties	$1,822	$3,310	$2,824	$2,491	$2,902	$2,763	$365	$1,248	$512

Expenses
Production, mineral and other taxes	28	64	60	116	146	113	-	-	-
Transportation and processing	654	826	747	580	658	722	12	-	-
Operating	152	274	336	519	326	417	33	39	38
Purchased product	-	-	-	-	-	-	323	1,191	441
	988	2,146	1,681	1,276	1,772	1,511	(3)	18	33
Depreciation, depletion and amortization	305	625	601	1,088	992	818	-	4	12
Impairments	-	-	-	6,473	-	-	-	-	-
	$683	$1,521	$1,080	$(6,285)	$780	$693	$(3)	$14	$21

	Corporate & Other			Consolidated
	2015	2014	2013	2015	2014	2013

Revenues, Net of Royalties	$(256)	$559	$(241)	$4,422	$8,019	$5,858

Expenses
Production, mineral and other taxes	-	-	-	144	210	173
Transportation and processing	6	12	(2)	1,252	1,496	1,467
Operating	19	28	38	723	667	829
Purchased product	-	-	-	323	1,191	441
	(281)	519	(277)	1,980	4,455	2,948
Depreciation, depletion and amortization	95	124	134	1,488	1,745	1,565
Impairments	-	-	21	6,473	-	21
	$(376)	$395	$(432)	(5,981)	2,710	1,362
Accretion of asset retirement obligation				45	52	53
Administrative				275	327	439
Interest				614	654	563
Foreign exchange (gain) loss, net				1,082	403	325
(Gain) loss on divestitures				(14)	(3,426)	(7)
Other				27	71	1
				2,029	(1,919)	1,374
Net Earnings (Loss) Before Income Tax				(8,010)	4,629	(12)
Income tax expense (recovery)				(2,845)	1,203	(248)
Net Earnings (Loss)				(5,165)	3,426	236
Net earnings attributable to noncontrolling interest				-	(34)	-
Net Earnings (Loss) Attributable to Common Shareholders				$(5,165)	$3,392	$236

Schedule Of Marketing Intersegment Eliminations

	Market Optimization
	Marketing Sales			Upstream Eliminations			Total
For the years ended December 31	2015	2014	2013	2015	2014	2013	2015	2014	2013

Revenues, Net of Royalties	$4,309	$7,371	$5,662	$(3,944)	$(6,123)	$(5,150)	$365	$1,248	$512

Expenses
Transportation and processing	348	458	516	(336)	(458)	(516)	12	-	-
Operating	33	62	75	-	(23)	(37)	33	39	38
Purchased product	3,931	6,822	4,993	(3,608)	(5,631)	(4,552)	323	1,191	441
Operating Cash Flow	$(3)	$29	$78	$-	$(11)	$(45)	$(3)	$18	$33

Capital Expenditures

For the years ended December 31	2015	2014	2013

Canadian Operations	$380	$1,226	$1,365
USA Operations	1,847	1,285	1,283
Market Optimization	1	-	3
Corporate & Other	4	15	61
	$2,232	$2,526	$2,712

Goodwill, Property, Plant And Equipment And Total Assets By Segment
	Goodwill		Property, Plant and Equipment		Total Assets (1)
As at December 31	2015	2014	2015	2014	2015	2014

Canadian Operations	$661	$788	$1,100	$2,338	$2,036	$3,544
USA Operations	2,129	2,129	7,249	13,817	10,405	16,798
Market Optimization	-	-	1	1	95	181
Corporate & Other	-	-	1,507	1,859	3,108	4,008
	$2,790	$2,917	$9,857	$18,015	$15,644	$24,531

(1)  Total Assets for 2014 has been restated due to the early adoption of ASU 2015-17, “Balance Sheet Classification of Deferred Taxes”, as described in Note 1.

Goodwill, Property, Plant And Equipment And Total Assets By Geographical Region
	Goodwill		Property, Plant and Equipment		Total Assets (1)
As at December 31	2015	2014	2015	2014	2015	2014

Canada	$661	$788	$2,495	$4,070	$5,063	$7,182
United States	2,129	2,129	7,362	13,945	10,570	17,271
Other Countries	-	-	-	-	11	78
	$2,790	$2,917	$9,857	$18,015	$15,644	$24,531

(1)   Total Assets for 2014 has been restated due to the early adoption of ASU 2015-17, “Balance Sheet Classification of Deferred Taxes”, as described in Note 1.